Derivative Financial Instrument - Not designated as Hedging Instrument - Balance Sheet Location (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Derivative financial Instruments Liabilities, Current	$ 1,332	$ 1,332
Derivative financial Instruments Asset, non- Current	4,008	0
Derivative financial Instruments Liabilities, non- Current	0	1,334
Interest Rate Swap [Member] | Balance Sheet Location [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative financial Instruments Asset, Current	0	0
Derivative financial Instruments Liabilities, Current	1,332	1,332
Derivative financial Instruments Asset, non- Current	4,008	0
Derivative financial Instruments Liabilities, non- Current	0	1,334
Total Assets	4,008	0
Total Liabilities	$ 1,332	$ 2,666